Virtus Alternative Solutions Trust

Supplement dated February 28, 2018 to the
Prospectuses and Statement of Additional Information (“SAI”)
dated February 28, 2018

Important Notice

Availability of Shares

Class T Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VAST 8034/ClassTNotAvailable 2/2018)